Pension Benefits (Narrative) (Details)	6 Months Ended
Jun. 30, 2013
Pension Benefits [Line Items]
Noncontributory defined benefit pension plan, least work hours per year	1,000
Participants vested interest accrued benefit, service period, years	5 years
Benefits plan based on service and average annual earnings for highest consecutive calendar years	5 years
Benefits plan based on service and average annual earnings for highest consecutive calendar years from final employment period years	10 years
Maximum [Member] | AmeriServ Financial Inc [Member]
Pension Benefits [Line Items]
Plan assets, listed common stocks, percentage	10.00%